Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Translation of Amounts from Exchange Rates

Translation of amounts from Vietnam Dong (“VND”) and Renminbi (“RMB”) into USD has been made at the following exchange rates for the respective periods:

	December 31, 2024	December 31, 2023
VND exchange rate for balance sheet items, except for equity accounts	25,488	24,270
RMB exchange rate for balance sheet items, except for equity accounts	7.2985	n/a

	For the Year Ended December 31,		For the Period from its inception on November 8, 2022 through December 31,
	2024	2023	2022
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	25,056	24,270	23,633
RMB exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	7.1887	n/a	n/a

Schedule of Property and Equipment	The useful lives of property and equipment as follows:
Building	25 years
Machinery	2 – 6 years
Office equipment	2 – 5 years
Vehicle	5 – 6 years

Schedule of Disaggregate Revenue

For the years ended December 31, 2024 and 2023, the Company disaggregate revenue into two streams as the following table:

	For the Year Ended December 31,
	2024	2023
Revenues to related parties:
Sales of solar cells	$123,797,048	$61,504,724
Provision of facilitation services	3,474,214	—
	127,271,262	61,504,724
Revenues to third parties:
Sales of solar cells	49,685,866	872,666
	49,685,866	872,666
Total revenue	$176,957,128	$62,377,390

Schedule of Disaggregates the Company’s Revenues

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the year ended December 31, 2024 and 2023. For the period since its inception on November 8, 2022 through December 31, 2022, the Company did not commence operations.

	For the Year Ended December 31,
	2024	2023
Asia	$171,705,064	$62,377,390
USA	5,252,064	-
Total	$176,957,128	$62,377,390

Schedule of Disaggregates the Geographic Information

The following table disaggregates the geographic information of the Company’s long-lived assets, which consist of long-term prepaid expenses, deposits for property and equipment, property and equipment and operating lease right-of-use assets, as of December 31, 2024 and 2023.

	2024	2023
Vietnam	$110,203,576	$152,542,661
USA	37,909,237	—
Ethiopia	34,488,476	—
Total	$182,601,289	$152,542,661